Consolidated Statements of Earnings (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenues (note 28)	$ 4,459,487	$ 4,089,129
Cost of revenues (exclusive of depreciation and amortization shown below)	2,749,485	2,519,866
Selling, general and administrative expenses	1,096,107	1,022,734
Depreciation	48,680	45,873
Amortization of intangible assets	128,741	99,221
Acquisition-related items (note 7)	77,144	61,008
Settlement of long-term incentive arrangement ("LTIA") (note 22)	0	471,928
Loss on disposal of operations (note 5)	26,834	0
Operating earnings (loss)	332,496	(131,501)
Interest expense, net	48,587	31,819
Earnings from equity accounted investments	(6,677)	(6,190)
Other (income) expense	1,032	(5,083)
Earnings (loss) before income tax	289,554	(152,047)
Income tax expense (note 23)	95,010	85,510
Net earnings (loss)	194,544	(237,557)
Non-controlling interest share of earnings	53,919	53,465
Non-controlling interest redemption increment (note 18)	94,372	99,316
Net earnings (loss) attributable to Company	$ 46,253	$ (390,338)
Net earnings (loss) per common share (note 20)
Basic (in dollars per share)	$ 1.07	$ (9.09)
Diluted (in dollars per share)	$ 1.05	$ (9.09)